Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent
The effects of transactions with
non-controlling
interests on the equity attributable to the owners of the parent are comprised of:

	Changes in non-controlling interest
	Capital contributions (deductions) by non-controlling interests	Transfers to (from) non-controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non-controlling interests
For the year ended December 31, 2017
Transactions between parent and non-controlling interests:
Acquisition of additional interest in Stone (a)	—	(49,677)	(179,323)	(229,000)
Acquisition of additional interest in StoneCo Brasil (b)	—	(2,790)	(18,690)	(21,480)

Acquisition of non-controlling interest	—	(52,467)	(198,013)	(250,480)

Transactions between subsidiaries and shareholders:
Capital contribution to subsidiary and increase of NCI in StoneCo Brasil (b)	1,483	8,184	(8,184)	—
Non-controlling share of changes in equity at indirect subsidiaries (d)	—	(3,875)	3,875	—

Dilution of non-controlling interest	1,483	4,309	(4,309)	—

	1,483	(48,158)	(202,322)	(250,480)

For the year ended December 31, 2018
Transactions between parent and non-controlling interests:
Acquisition of additional interest in StoneCo Brasil (b)	—	(989)	(5,701)	(6,690)
Capital contribution to subsidiary	1,992	—	—	—
Exchange of shares with non-controlling interests in StoneCo Brasil (b)	—	(19,594)	19,594	—

Acquisition of non-controlling interest	1,992	(20,583)	13,893	(6,690)

Transactions between subsidiaries and shareholders:
Repurchase of shares in treasury by subsidiary and dilution of interest in Cappta (c)	—	(54)	(51)	—
Non-controlling share of changes in equity at indirect subsidiaries (d)	—	1	(1)	—

Dilution of non-controlling interest	—	(53)	(52)	—

	1,992	(20,636)	13,841	(6,690)